Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(Dollars in Thousands)

Classifications	Balance at beginning of year	Charged to cost and expenses	Charged to other accounts	Deductions	Balance at end of year
Year ended December 31, 2012
Allowance for doubtful accounts and notes	$1,544	$4,264	$3,195	$(886)	$8,117
Allowance for obsolete rig materials and supplies	$316	—	$—	$(4)	$312
Deferred tax valuation allowance	$6,467	$(1,662)	$—	$—	$4,805
Year ended December 31, 2011
Allowance for doubtful accounts and notes	$7,020	$2,258	$(2,034)	$(5,700)	$1,544
Allowance for obsolete rig materials and supplies	$309	$26	$—	$(19)	$316
Deferred tax valuation allowance	$5,532	$2,542	$(1,607)	$—	$6,467
Year ended December 31, 2010
Allowance for doubtful accounts and notes	$4,095	$3,244	$(211)	$(108)	$7,020
Allowance for obsolete rig materials and supplies	$—	$309	$—	$—	$309
Deferred tax valuation allowance	$5,194	$338	$—	$—	$5,532